FORM 13F
	FORM 13F COVER PAGE
	Report for the Calendar Year or Quarter Ended: December 31, 2002
	Check here if Amendment [  ]; Amendment Number:

	This Amendment (Check only one.):	[  ] is a restatement.
						[  ] adds new holdings entries.


Institutional Investment Manager Filing this Report:
Name:		Minot Capital, LLC

Address:	99 Summer Street
		20th Floor
		Boston, MA 02110


13F File Number: 28-  (N/A)

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:

Name:  	Robert Hardy

Title:  Chief Financial Officer

Phone:  617-589-4520

Signature, Place,and Date of Signing:

Robert Hardy, Boston, MA  February 12, 2003



Report Type (Check only one.):


[ X]         13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  	       0

Form 13F Information Table Entry Total:       27

Form 13F Information Table Value Total: $122,974


List of Other Included Managers:





No.  13F File Number
Name








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	FORM 13F INFORMATION TABLE
                                                      VALUE   SHARES/    SH/ 	PUT/ INVSTMT  OTHER          VOTING AUTHORITY
NAME OF ISSUER         TITLE OF CLASS       CUSIP   (x$1000)  PRN AMT    PRN 	CALL DSCRETN  MANAGERS   SOLE    SHARED    NONE
------------------------------ ---------------- ------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCENTURE LTD BERMUDA		CL A	G1150G111	7,826	435,000   SH		Sole		435,000
ADOBE SYSTEMS			COM	00724F101	5,456	220,000   SH		Sole		220,000
ANTEON INT CORP			COM	03674E108	4,800	200,000   SH		Sole		200,000
APOLLO GROUP			CL A 	037604105	4,426	100,600   SH		Sole 		100,600
ASCENTIAL SOFTWARE		COM	04362P108	2,520 1,050,000   SH		Sole 	      1,050,000
BROADCOM CORP			PUT	111320957	2,259	150,000   SH    PUT	Sole 		150,000
CACI INT'L			CL A	127190304	5,881	165,000   SH		Sole 		165,000
CENTILLIUM COMMUNICATIONS INC	COM	152319109	  509	225,000   SH		Sole 		225,000
CENTURYTEL			COM 	156700106	4,729	160,960   SH		Sole 		160,960
COMCAST CORP NEW	   CL A SPL	20030N200	4,292	190,000   SH		Sole 		190,000
CONCORD EFS			COM	206197105	6,690	425,000   SH		Sole 		425,000
ECHOSTAR COMMUN			CL A	278762109	6,121	275,000   SH		Sole 		275,000
EMBARCADERO TECHNOLOGIES INC	COM	290787100	1,433	240,000   SH		Sole 		240,000
FAIRCHILD SEMI INT'L		CL A	303726103	2,678	250,000   SH		Sole 		250,000
FIRST DATA CORP			COM	319963104	6,807	192,230   SH		Sole 		192,230
GENERAL MTRS CORPS	   CL H NEW	370442832	2,140	200,000   SH		Sole 		200,000
GLOBAL PMTS INC			COM	37940X102	3,705	115,740   SH		Sole 		115,740
LAMAR ADVERTISING CO		CL A	512815101	5,889	175,000   SH		Sole 		175,000
LIBERTY MEDIA CORP NEW	   COM SER A	530718105	4,470	500,000   SH		Sole 		500,000
MICROSOFT CORP			COM	594918104	9,622	186,110   SH		Sole 		186,110
ORACLE				COM	68389X105	3,801	351,985   SH		Sole 		351,985
SCRIPPS E.W. CO OHIO		CL A	811054204	4,425	 57,500   SH		Sole 		 57,500
SEAGATE TECHNOLOGY HOLDINGS	SHS	G7945J104	3,943	367,500   SH		Sole 		367,500
SRA INTL INC			CL A 	78464R105	2,209	 81,550   SH		Sole 		 81,550
STORAGE TECHNOLOGY CORP	COM PAR $0.10	862111200	4,070	190,000   SH		Sole 		190,000
VIACOM INC			CL B	925524308	8,152	200,000   SH		Sole 		200,000
XILINX INC			PUT	983919951	4,120	200,000   SH	PUT	Sole 		200,000